Accounts receivable, net (Tables)	12 Months Ended
Feb. 01, 2014
Accounts Receivable By Portfolio Segment, Net

	February 1, 2014	February 2, 2013
(in millions)
Accounts receivable by portfolio segment, net:
US customer in-house finance receivables	$1,356.0	$1,192.9
Other accounts receivable	18.0	12.4

Total accounts receivable, net	$1,374.0	$1,205.3

Allowance for Credit Losses on US Customer In-House Finance Receivables

Allowance for credit losses on US customer in-house finance receivables:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
(in millions)
Beginning balance:	$(87.7)	$(78.1)	$(67.8)
Charge-offs	128.2	112.8	92.8
Recoveries	26.0	21.8	19.3
Provision	(164.3)	(144.2)	(122.4)

Ending balance	$(97.8)	$(87.7)	$(78.1)
Ending receivable balance evaluated for impairment	1,453.8	1,280.6	1,155.5

US customer in-house finance receivables, net	$1,356.0	$1,192.9	$1,077.4

Credit Quality Indicator and Age Analysis of Past Due US Customer In-House Finance Receivables

Credit quality indicator and age analysis of past due US customer in-house finance receivables:

	February 1, 2014		February 2, 2013		January 28, 2012
	Gross	Valuation allowance	Gross	Valuation allowance	Gross	Valuation allowance
(in millions)
Performing:
Current, aged 0 – 30 days	$1,170.4	$(36.3)	$1,030.3	$(33.8)	$932.6	$(28.9)
Past due, aged 31 – 90 days	229.9	(8.0)	203.9	(7.5)	180.2	(6.5)
Non Performing:
Past due, aged more than 90 days	53.5	(53.5)	46.4	(46.4)	42.7	(42.7)

	$1,453.8	$(97.8)	$1,280.6	$(87.7)	$1,155.5	$(78.1)

	February 1, 2014		February 2, 2013		January 28, 2012
	Gross	Valuation allowance	Gross	Valuation allowance	Gross	Valuation allowance
(as a percentage of the ending receivable balance)
Performing	96.3%	3.2%	96.4%	3.3%	96.3%	3.2%
Non Performing	3.7%	100.0%	3.6%	100.0%	3.7%	100.0%
	100.0%	6.7%	100.0%	6.8%	100.0%	6.8%